Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Sep. 01, 2024
Document Creation Date	dei_DocumentCreationDate	Oct. 04, 2024